Post-employment benefits - Benefit Obligation and Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	€ 114	€ 37	€ 882
GB
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	139	65	808
Rest of world
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	(25)	(28)	74
Benefit obligation
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	1,556	1,466
Service cost	19	14
Past service (credit)/cost	(3)	(7)
Interest costs on defined benefit obligation	64	60
Plan participants’ contributions	31	36
Actuarial (gain)/loss – experience	(4)	30
Actuarial (gain)/loss – demographic assumptions	(1)	(13)
Actuarial (gain)/loss – financial assumptions	(170)	54
Benefit payments	(106)	(103)
Administrative expenses	1	1
Acquisition of CCBPI	72	0
Currency translation adjustment	46	18
Net defined benefit liability (asset) at end of period	1,505	1,556	1,466
Benefit obligation | GB
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	1,008	937
Service cost	0	0
Past service (credit)/cost	(5)	0
Interest costs on defined benefit obligation	46	45
Plan participants’ contributions	0	0
Actuarial (gain)/loss – experience	(1)	21
Actuarial (gain)/loss – demographic assumptions	(1)	(13)
Actuarial (gain)/loss – financial assumptions	(149)	31
Benefit payments	(33)	(33)
Administrative expenses	0	0
Acquisition of CCBPI	0	0
Currency translation adjustment	44	20
Net defined benefit liability (asset) at end of period	909	1,008	937
Benefit obligation | Rest of world
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	548	529
Service cost	19	14
Past service (credit)/cost	2	(7)
Interest costs on defined benefit obligation	18	15
Plan participants’ contributions	31	36
Actuarial (gain)/loss – experience	(3)	9
Actuarial (gain)/loss – demographic assumptions	0	0
Actuarial (gain)/loss – financial assumptions	(21)	23
Benefit payments	(73)	(70)
Administrative expenses	1	1
Acquisition of CCBPI	72	0
Currency translation adjustment	2	(2)
Net defined benefit liability (asset) at end of period	596	548	529
Plan assets
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(1,532)	(1,524)
Interest costs on defined benefit obligation	(61)	(62)
Return on plan assets less/(greater) than discount rate	(114)	(37)
Plan participants’ contributions	(31)	(36)
Employer contributions	40	32
Benefit payments	106	103
Acquisition of CCBPI	(57)	0
Currency translation adjustment	(43)	(18)
Net defined benefit liability (asset) at end of period	(1,544)	(1,532)	(1,524)
Plan assets | GB
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(931)	(952)
Interest costs on defined benefit obligation	(42)	(46)
Return on plan assets less/(greater) than discount rate	(139)	(65)
Plan participants’ contributions	0	0
Employer contributions	11	11
Benefit payments	33	33
Acquisition of CCBPI	0	0
Currency translation adjustment	(42)	(20)
Net defined benefit liability (asset) at end of period	(854)	(931)	(952)
Plan assets | Rest of world
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(601)	(572)
Interest costs on defined benefit obligation	(19)	(16)
Return on plan assets less/(greater) than discount rate	25	28
Plan participants’ contributions	(31)	(36)
Employer contributions	29	21
Benefit payments	73	70
Acquisition of CCBPI	(57)	0
Currency translation adjustment	(1)	2
Net defined benefit liability (asset) at end of period	€ (690)	€ (601)	€ (572)